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[LINCOLN FINANCIAL GROUP(R) LOGO]

                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                               350 CHURCH STREET
                                                              HARTFORD, CT 06103

                                                               SCOTT C. DUROCHER
                                                        ASSISTANT VICE PRESIDENT
                                                              AND SENIOR COUNSEL
                                                             Phone: 860-466-1222
                                                              AND SENIOR COUNSEL
                                                             Phone: 860-466-1222
                                                          Scott.Durocher@LFG.com

VIA EDGAR

May 16, 2014

Securities and Exchange Commission
100 F Street NE

Washington, D.C.  20549

Re: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Lincoln Life Variable Annuity Account N
    The Lincoln National Life Insurance Company (File No. 333-193273)

Commissioners:

On behalf of The Lincoln National Life Insurance Company ("Company") and Lincoln Life Variable Annuity Account N ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts that the Company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed January 10, 2014). A courtesy copy of the Amendment will be provided to the Staff under separate cover.

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the Registration Statement, and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Scott C. Durocher

Scott C. Durocher